Estimated Aggregate Amortization Expense on Intangible Assets Subject to Amortization (Detail) (KRW) In Millions	12 Months Ended
Dec. 31, 2010
Expected Amortization Expense [Line Items]
Year Ending, 2011	232,247
Year Ending, 2012	158,353
Year Ending, 2013	88,205
Year Ending, 2014	54,129
Year Ending, 2015	42,697
Year Ending, Thereafter	179,056
Future Amortization Expense, Total, Total	754,687